Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2023
Operating expenses by nature
Schedule of operating expenses by nature

For the years ended December 31	2023	2022
Employee costs[2,3]	$14,533	$11,890
Office, insurance and other expenses	5,000	4,113
Professional services[3]	4,412	2,115
Amortization	369	374
Total operating expenses	$24,314	$18,492

1.Includes general administration costs and business development costs.

2.Includes share-based compensation expense of $5.3 million (2022: $5.1 million).

3.Certain costs have been presented within business development costs due to their nature.